LIFE INSURANCE COMPANY
                                OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                  June 30, 2004

                                   (Unaudited)















This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-9056H

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                                  JUNE 30, 2004

                                   (Unaudited)

                                     ASSETS

Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.
   1,023,838  qualified shares          (Cost   $ 7,280,810)       $ 3,839,397
     239,000  non-qualified shares      (Cost   $ 1,954,831)           896,245

Oppenheimer Multiple Strategies Fund
      61,606  qualified shares          (Cost   $   710,824)           842,775
       8,784  non-qualified shares      (Cost   $   110,937)           120,164

Delaware Group Decatur Fund, Inc.
     413,057  qualified shares          (Cost   $ 4,605,217)         7,257,409
     107,070  non-qualified shares      (Cost   $ 1,162,624)         1,881,206

Windsor Fund
     306,065  qualified shares          (Cost   $ 3,195,845)         5,114,349
      98,448  non-qualified shares      (Cost   $ 1,357,339)         1,645,062

Dreyfus Third Century Fund
     713,824  qualified shares          (Cost   $ 2,690,841)         5,810,526
       9,860  non-qualified shares      (Cost   $    57,303)            80,262

Windsor Fund B
     151,134  qualified shares          (Cost   $ 2,610,231)         2,525,435
      68,057  non-qualified shares      (Cost   $ 1,114,908)         1,137,226

AIM High Yield Fund, Inc.
      49,720  qualified shares          (Cost   $   456,972)           214,295
      63,703  non-qualified shares      (Cost   $   535,799)           274,557

TOTAL ASSETS                                                       $31,638,908

   The accompanying notes are an integral part of these financial statements.

                                   (Unaudited)
                                   NET ASSETS


Net Assets (Notes 3 and 7):

Seligman Growth Fund, Inc.
     281,723  qualified accumulation
              units outstanding         ($13.628271 per unit)      $ 3,839,397
      82,272  non-qualified accumulation
              units outstanding         ($10.893686 per unit)          896,245

Oppenheimer Multiple Strategies Fund
      75,940  qualified accumulation
              units outstanding         ($11.097907 per unit)          842,775
      11,053  non-qualified accumulation
              units outstanding         ($10.871657 per unit)          120,164

Delaware Group Decatur Fund, Inc.
     252,409  qualified accumulation
              units outstanding         ($28.752576 per unit)        7,257,409
      67,117  non-qualified accumulation
              units outstanding         ($28.028752 per unit)        1,881,206

Windsor Fund
     186,046  qualified accumulation
              units outstanding         ($27.489703 per unit)        5,114,349
      67,802  non-qualified accumulation
              units outstanding         ($24.262742 per unit)        1,645,062

Dreyfus Third Century Fund
     259,261  qualified accumulation
              units outstanding         ($22.411879 per unit)        5,810,526
       4,071  non-qualified accumulation
              units outstanding         ($19.715527 per unit)           80,262

Windsor Fund B
      80,724  qualified accumulation
              units outstanding         ($31.284815 per unit)        2,525,435
      35,571  non-qualified accumulation
              units outstanding         ($31.970596 per unit)        1,137,226

AIM High Yield Fund, Inc.
      37,524  qualified accumulation
              units outstanding         ($ 5.710874 per unit)          214,295
      47,220  non-qualified accumulation
              units outstanding         ($ 5.814419 per unit)          274,557

TOTAL NET ASSETS                                                   $31,638,908

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004



                                                Seligman           Seligman
                                               Growth Fund,       Growth Fund,
                                                  Inc.                Inc.
                                                Qualified        Non-Qualified

Investment Income:
   Dividends                                   $         0        $         0

Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                              17,565              3,984

   Investment income (loss) - net                  (17,565)            (3,984)


Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                  382,938              6,562
     Cost of shares sold                           456,869             11,520

     Net realized gain (loss) on investments       (73,931)            (4,958)

     Change in unrealized appreciation
     (depreciation) in value of investments        165,686             24,147

     Net realized and unrealized gain
     (loss) on investments                          91,755             19,189

Net Increase (Decrease) in Net Assets
from Operations                                $    74,190         $   15,205

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                            Oppenheimer            Oppenheimer
                                              Multiple               Multiple
                                             Strategies             Strategies
                                               Fund                    Fund
                                             Qualified             Non-Qualified

Investment Income:
     Dividends                                 $     4,045         $      576

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                             3,782                550

     Investment income (loss) - net                    263                 26


Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                   14,642              9,890
     Cost of shares sold                             9,997              7,087

     Net realized gain (loss) on
     investments                                     4,645              2,803

     Change in unrealized appreciation
     (depreciation) in value of
     investments                                     1,017             (1,723)

     Net realized and unrealized gain
     (loss) on investments                           5,662              1,080

Net Increase (Decrease) in Net Assets
from Operations                                $     5,925         $    1,106

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                                 Delaware           Delaware
                                                  Group              Group
                                                 Decatur            Decatur
                                                Fund, Inc.         Fund, Inc.
                                                Qualified        Non-Qualified

Investment Income:
     Dividends                                 $    24,932         $    6,456

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                            32,298              8,367

     Investment income (loss) - net                 (7,366)            (1,911)


Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                  205,693             54,743
     Cost of shares sold                           140,512             36,903

     Net realized gain (loss) on
     investments                                    65,181             17,840

     Change in unrealized appreciation
     (depreciation) in value of
     investments                                   123,075             31,062

     Net realized and unrealized gain
     (loss) on investments                         188,256             48,902

Net Increase (Decrease) in Net Assets
from Operations                                $   180,890         $   46,991

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                                  Windsor            Windsor
                                                   Fund               Fund
                                                 Qualified        Non-Qualified

Investment Income:
     Dividends                                 $    33,448         $   10,762


Expenses:
     Mortality risk and expense
     fees guarantees (Note 3)                       23,279              7,285

     Investment income (loss) - net                 10,169              3,477


Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                  374,811             34,184
     Cost of shares sold                           313,414             29,312

     Net realized gain (loss) on
     investments                                    61,397              4,872

     Change in unrealized appreciation
     (depreciation) in value of investments         85,744             40,256

     Net realized and unrealized gain
     (loss) on investments                         147,141             45,128

Net Increase (Decrease) in Net Assets
from Operations                                $   157,310         $   48,605

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                               Dreyfus Third     Dreyfus Third
                                                Century Fund     Century Fund
                                                 Qualified       Non-Qualified

Investment Income:
     Dividends                                 $         0         $        0

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                            26,095                356

     Investment income (loss) - net                (26,095)              (356)


Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                  268,319                609
     Cost of shares sold                           170,038                257

     Net realized gain (loss) on investments        98,281                352

     Change in unrealized appreciation
     (depreciation) in value of investments         56,670              1,725

     Net realized and unrealized gain
     (loss) on investments                         154,951              2,077

Net Increase (Decrease) in Net Assets
from Operations                                $   128,856         $    1,721


   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                                  Windsor          Windsor
                                                  Fund B            Fund B
                                                 Qualified       Non-Qualified

Investment Income:
     Dividends                                 $    16,515         $    7,440

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                            11,127              5,012

     Investment income (loss) - net                  5,388              2,428

Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                   15,665              6,161
     Cost of shares sold                            15,483              5,933

     Net realized gain (loss) on investments           182                228

     Change in unrealized appreciation
     (depreciation) in value of investments         67,587             30,345

     Net realized and unrealized gain
     (loss) on investments                          67,769             30,573

Net Increase (Decrease) in Net Assets
from Operations                                $    73,157         $   33,001

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004

                                                    AIM                AIM
                                                 High Yield         High Yield
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified         Non-Qualified

Investment Income:
     Dividends                                 $     8,278         $   10,586

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                               961              1,228

     Investment income (loss) - net                  7,317              9,358

Net realized capital gain distributions:                 0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                    4,098              3,509
     Cost of shares sold                             4,128              3,526

     Net realized gain (loss) on investments           (30)               (17)

     Change in unrealized appreciation
     (depreciation) in value of investments         (4,898)            (6,318)

     Net realized and unrealized gain (loss)
     on investments                                 (4,928)            (6,335)

Net Increase (Decrease) in Net Assets
from Operations                                $     2,389         $    3,023

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                Seligman           Seligman
                                               Growth Fund,       Growth Fund,
                                                   Inc.               Inc.
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (17,565)    $    (3,984)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments          (73,931)         (4,958)
   Change in unrealized appreciation
    (depreciation) in value of investments          165,686          24,147

   Net Increase (Decrease) in net assets
    from operations                                  74,190          15,205

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       1,175               0
   Net contract surrenders and transfers
    out (Note 3)                                   (346,903)              0
   Benefit payments to annuitants                   (19,645)         (2,578)

   Net Increase (Decrease) from accumulation
    unit transactions                              (365,373)         (2,578)

Net Increase (Decrease) in Net Assets              (291,183)         12,627
Net Assets:
   Net assets at December 31, 2003                4,130,580         883,618

   Net assets at June 30, 2004                  $ 3,839,397     $   896,245

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                Seligman           Seligman
                                               Growth Fund,       Growth Fund,
                                                   Inc.               Inc.
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (33,393)    $    (7,133)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments         (175,230)       (103,468)
   Change in unrealized appreciation
    (depreciation) in value of investments        1,196,452         319,945

   Net Increase (Decrease) in net assets
    from operations                                 987,829         209,344

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       2,284               0
   Net contract surrenders and transfers
    out (Note 3)                                   (218,981)        (78,371)
   Benefit payments to annuitants                   (51,210)         (4,658)

   Net Increase (Decrease) from accumulation
    unit transactions                              (267,907)        (83,029)

Net Increase (Decrease) in Net Assets               719,922         126,315
Total Net Assets:
   Total Net assets at December 31, 2002          3,410,658         757,303

   Total Net assets at December 31, 2003        $ 4,130,580     $   883,618

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                              Oppenheimer      Oppenheimer
                                                 Multiple         Multiple
                                                Strategies       Strategies
                                                   Fund             Fund
                                                Qualified       Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $       263     $        26
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments            4,645           2,803
   Change in unrealized appreciation
    (depreciation) in value of investments            1,017          (1,723)

   Net Increase (Decrease) in net assets
    from operations                                   5,925           1,106

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                           0               0
   Net contract surrenders and transfers
    out (Note 3)                                     (4,910)         (9,206)
   Benefit payments to annuitants                    (5,951)           (134)

   Net Increase (Decrease) from accumulation
    unit transactions                               (10,861)         (9,340)

Net Increase (Decrease) in Net Assets                (4,936)         (8,234)
Total Net Assets:
   Total Net assets at December 31, 2003            847,711         128,398

   Total Net assets at June 30, 2004            $   842,775     $   120,164

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                Oppenheimer        Oppenheimer
                                                  Multiple           Multiple
                                                 Strategies         Strategies
                                                    Fund               Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     4,272     $       673
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           14,456             854
   Change in unrealized appreciation
    (depreciation) in value of investments          139,881          22,936

   Net Increase (Decrease) in net assets
    from operations                                 158,609          24,463

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       2,444               0
   Net contract surrenders and transfers
    out (Note 3)                                    (50,946)         (5,496)
   Benefit payments to annuitants                   (11,030)           (252)

   Net Increase (Decrease) from accumulation
    unit transactions                               (59,532)         (5,748)

Net Increase (Decrease) in Net Assets                99,077          18,715
Total Net Assets:
   Total Net assets at December 31, 2002            748,634         109,683

   Total Net assets at December 31, 2003        $   847,711     $   128,398

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                Delaware           Delaware
                                                 Group              Group
                                                Decatur            Decatur
                                               Fund, Inc.         Fund, Inc.
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    (7,366)    $    (1,911)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           65,181          17,840
   Change in unrealized appreciation
    (depreciation) in value of investments          123,075          31,062

   Net Increase (Decrease) in net assets
    from operations                                 180,890          46,991

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                         413               0
   Net contract surrenders and transfers
    out (Note 3)                                   (147,546)         (7,147)
   Benefit payments to annuitants                   (26,262)        (39,228)

   Net Increase (Decrease) from accumulation
    unit transactions                              (173,395)        (46,375)

Net Increase (Decrease) in Net Assets                 7,495             616
Total Net Assets:
   Total Net assets at December 31, 2003          7,249,914       1,880,590

   Total Net assets at June 30, 2004            $ 7,257,409     $ 1,881,206

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                Delaware        Delaware
                                                 Group           Group
                                                Decatur          Decatur
                                               Fund, Inc.       Fund, Inc.
                                               Qualified      Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    33,788     $     8,618
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments          260,989         148,035
   Change in unrealized appreciation
    (depreciation) in value of investments        1,346,804         264,154

   Net Increase (Decrease) in net assets
    from operations                               1,641,581         420,807

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       4,113               0
   Net contract surrenders and transfers
    out (Note 3)                                 (1,055,194)       (331,984)
   Benefit payments to annuitants                   (47,526)        (44,288)

   Net Increase (Decrease) from accumulation
    unit transactions                            (1,098,607)       (376,272)

Net Increase (Decrease) in Net Assets               542,974          44,535
Total Net Assets:
   Total Net assets at December 31, 2002          6,706,940       1,836,055

   Total Net assets at December 31, 2003        $ 7,249,914     $ 1,880,590

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                Windsor            Windsor
                                                 Fund               Fund
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    10,169     $     3,477
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           61,397           4,872
   Change in unrealized appreciation
    (depreciation) in value of investments           85,744          40,256

   Net Increase (Decrease) in net assets
    from operations                                 157,310          48,605

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      13,042               0
   Net contract surrenders and transfers
    out (Note 3)                                   (311,126)        (25,314)
   Benefit payments to annuitants                   (53,304)         (1,585)

   Net Increase (Decrease) from accumulation
    unit transactions                              (351,388)        (26,899)

Net Increase (Decrease) in Net Assets              (194,078)         21,706
Total Net Assets:
   Total Net assets at December 31, 2003          5,308,427       1,623,356

   Total Net assets at June 30, 2004            $ 5,114,349     $ 1,645,062

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                Windsor           Windsor
                                                 Fund               Fund
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    12,345     $     4,288

   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           59,668             514
   Change in unrealized appreciation
    (depreciation) in value of investments        1,403,355         425,057

   Net Increase (Decrease) in net assets
    from operations                               1,475,368         429,859

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      27,204           4,436
   Net contract surrenders and transfers
    out (Note 3)                                   (628,471)         (7,766)
   Benefit payments to annuitants                   (91,119)         (2,676)

   Net Increase (Decrease) from accumulation
    unit transactions                              (692,386)         (6,006)

Net Increase (Decrease) in Net Assets               782,982         423,853
Total Net Assets:
   Total Net assets at December 31, 2002          4,525,445       1,199,503

   Total Net assets at December 31, 2003        $ 5,308,427     $ 1,623,356

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                Dreyfus Third   Dreyfus Third
                                                 Century Fund   Century Fund
                                                  Qualified     Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (26,095)    $      (356)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           98,281             352
   Change in unrealized appreciation
    (depreciation) in value of investments           56,670           1,725

   Net Increase (Decrease) in net assets
    from operations                                 128,856           1,721

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       1,723               0
   Net contract surrenders and transfers
    out (Note 3)                                   (232,290)              0
   Benefit payments to annuitants                   (11,657)           (253)

   Net Increase (Decrease) from accumulation
    unit transactions                              (242,224)           (253)

Net Increase (Decrease) in Net Assets              (113,368)          1,468
Total Net Assets:
   Total Net assets at December 31, 2003          5,923,894          78,794

   Total Net assets at June 30,2004             $ 5,810,526     $    80,262

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                Dreyfus Third   Dreyfus Third
                                                 Century Fund    Century Fund
                                                  Qualified     Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $   (48,702)    $      (620)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           86,224             543
   Change in unrealized appreciation
    (depreciation) in value of investments        1,188,420          15,756

   Net Increase (Decrease) in net assets
    from operations                               1,255,942          15,679

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       3,308               0
   Net contract surrenders and transfers
    out (Note 3)                                   (289,015)              0
   Benefit payments to annuitants                   (28,250)           (459)

   Net Increase (Decrease) from accumulation
    unit transactions                              (313,957)           (459)

Net Increase (Decrease) in Net Assets               911,985          15,220
Total Net Assets:
   Total Net assets at December 31, 2002          5,011,909          63,574

   Total Net assets at December 31, 2003        $ 5,923,894     $    78,794

   The accompanying notes are an integral part of these financial statements

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                 Windsor           Windsor
                                                 Fund B            Fund B
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     5,388     $     2,428
   Realized capital gain distribution                     0               0
   Net realized gain (loss) on investments              182             228
   Change in unrealized appreciation
    (depreciation) in value of investments           67,587          30,345

   Net Increase (Decrease) in net assets
    from operations                                  73,157          33,001

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       7,279               0
   Net contract surrenders and transfers
    out (Note 3)                                          0               0
   Benefit payments to annuitants                   (10,127)         (1,149)

   Net Increase (Decrease) from accumulation
    unit transactions                                (2,848)         (1,149)

Net Increase (Decrease) in Net Assets                70,309          31,852
Total Net Assets:
   Total Net assets at December 31, 2003          2,455,126       1,105,374

   Total Net assets at June 30, 2004            $ 2,525,435     $ 1,137,226

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                 Windsor            Windsor
                                                 Fund B             Fund B
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     5,501     $     2,904
   Realized capital gain distribution                     0               0
   Net realized gain (loss) on investments         (145,766)            368
   Change in unrealized appreciation
    (depreciation) in value of investments          798,682         288,320

   Net Increase (Decrease) in net assets
    from operations                                 658,417         291,592

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      13,472               0
   Net contract surrenders and transfers
    out (Note 3)                                   (444,489)              0
   Benefit payments to annuitants                   (24,258)         (1,976)

   Net Increase (Decrease) from accumulation
    unit transactions                              (455,275)         (1,976)

Net Increase (Decrease) in Net Assets               203,142         289,616
Total Net Assets:
   Total Net assets at December 31, 2002          2,251,984         815,758

   Total Net assets at December 31, 2003        $ 2,455,126     $ 1,105,374

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                                   AIM                AIM
                                                High Yield         High Yield
                                                Fund, Inc.         Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $     7,317     $     9,358
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments              (30)            (17)
   Change in unrealized appreciation
    (depreciation) in value of investments           (4,898)         (6,318)

   Net Increase (Decrease) in net assets
    from operations                                   2,389           3,023

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                           0               0
   Net contract surrenders and transfers
    out (Note 3)                                     (2,485)              0
   Benefit payments to annuitants                      (653)         (2,280)

   Net Increase (Decrease) from accumulation
    unit transactions                                (3,138)         (2,280)

Net Increase (Decrease) in Net Assets                  (749)            743
Total Net Assets:
   Total Net assets at December 31, 2003            215,044         273,814

   Total Net assets at June 30, 2004            $   214,295     $   274,557

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                   AIM                AIM
                                                High Yield         High Yield
                                                Fund, Inc.         Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    14,799     $    18,895
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments               44              56
   Change in unrealized appreciation
    (depreciation) in value of investments           33,774          43,141

   Net Increase (Decrease) in net assets
    from operations                                  48,617          62,092

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                           0               0
   Net contract surrenders and transfers
    out (Note 3)                                     (2,001)              0
   Benefit payments to annuitants                    (1,202)         (4,124)

   Net Increase (Decrease) from accumulation
    unit transactions                                (3,203)         (4,124)

Net Increase (Decrease) in Net Assets                45,414          57,968
Total Net Assets:
   Total Net assets at December 31, 2002            169,630         215,846

   Total Net assets at December 31, 2003        $   215,044     $   273,814

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
                                  June 30, 2004

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and AIM High Yield Fund, Inc. (collectively, the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2004; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the period ended June 30, 2004 were $23,632 after deductions for sales and administrative expenses. Benefit Payments to annuitants amounted to $174,806. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the period ended June 30, 2004 were as follows:

        Transfers between Separate
         Account A subdivisions                                 $         0

        Transfers from the General
         Account                                                $         0

        Transfers to the General
         Account                                                $    36,149

        Surrenders from the Separate
         Account                                                $ 1,050,778


LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2003, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2004, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

Period Ended June 30, 2004

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six month ended June 30, 2004, and units outstanding at June 30, 2004 were as follows:


                                              Seligman              Seligman
                                             Growth Fund,          Growth Fund,
                                                Inc.                  Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2003         308,135                 82,511

Units purchased and transfers in                 6,873                      0

Benefits, surrenders and transfers out         (33,285)                  (239)

Units outstanding at June 30, 2004             281,723                 82,272

                                              Oppenheimer           Oppenheimer
                                                Multiple              Multiple
                                               Strategies            Strategies
                                                 Fund                  Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2003          76,915                 11,894

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out            (975)                  (841)

Units outstanding at June 30, 2004              75,940                 11,053







                                               Delaware              Delaware
                                                Group                 Group
                                               Decatur               Decatur
                                              Fund, Inc.            Fund, Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2003         258,523                 68,792

Units purchased and transfers in                    15                      0

Benefits, surrenders and transfers out          (6,129)                (1,675)

Units outstanding at June 30, 2004             252,409                 67,117

                                                Windsor               Windsor
                                                 Fund                  Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2003          198,843                68,905

Units purchased and transfers in                    481                     0

Benefits, surrenders and transfers out          (13,278)               (1,103)

Units outstanding at June 30, 2004              186,046                67,802







                                             Dreyfus Third         Dreyfus Third
                                              Century Fund          Century Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2003          270,116                 4,084

Units purchased and transfers in                  4,919                     0

Benefits, surrenders and transfers out          (15,774)                  (13)

Units outstanding at June 30, 2004              259,261                 4,071

                                               Windsor               Windsor
                                                Fund B                Fund B
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2003           80,817                35,607

Units purchased and transfers in                    229                     0

Benefits, surrenders and transfers out             (322)                  (36)

Units outstanding at June 30, 2004               80,724                35,571







                                                 AIM                   AIM
                                              High Yield            High Yield
                                               Fund, Inc.            Fund, Inc.
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2003           38,072                47,613

Units purchased and transfers in                      0                     0

Benefits, surrenders and transfers out             (548)                 (393)

Units outstanding at June 30, 2004               37,524                47,220

The accumulation units for fourteen subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2004, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                    Accumulation        Aggregate        Monthly          Annuity
                                                        Units             Value       Annuity Units      Unit Value

Seligman Growth Fund, Inc - Qualified                   27,205          $ 370,757        1,256           $4.2805485

Seligman Growth Fund, Inc. - Non-Qualified               4,911          $  53,499          221           $3.4223441

Oppenheimer Multiple Strategies Fund - Qualified         3,794          $  42,105          340           $3.5016128

Oppenheimer Multiple Strategies Fund - Non-Qualified       234          $   2,544           16           $3.4313464

Delaware Group Decatur Fund, Inc. - Qualified           17,947          $ 516,022          762           $9.1830580

Delaware Group Decatur Fund, Inc. - Non-Qualified       18,485          $ 518,111          617           $8.8141446

Windsor Fund - Qualified                                29,979          $ 824,114        1,368           $8.6762557

Windsor Fund - Non-Qualified                             1,760          $  42,702          271           $0.9872326

Dreyfus Third Century Fund - Qualified                  13,089          $ 293,349          730           $3.7285713

Dreyfus Third Century Fund - Non-Qualified                 270          $   5,323           19           $3.6791984

Windsor Fund B - Qualified                               6,614          $ 206,918          565           $3.4539756

Windsor Fund B - Non-Qualified                             974          $  31,139          103           $2.2174041

AIM High Yield Fund - Qualified                          2,706          $  15,454           83           $2.6437033

AIM High Yield Fund - Non-Qualified                      9,532          $  55,423          501           $0.7569812

Separate Account A

Note 8. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2004

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for the six months ended June 30, 2004 and each of the four years ended December 31, were as follows:

Seligman Growth Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income       Total
              Units         Value       (000s)    Assets      Ratio      Return
              _______     __________    ______    ______     _______     _______

06/30/04      281,723     $13.628271    $ 3,839    0.90%      0.00%       3.80%

12/31/03      308,135     $13.405099    $ 4,131    0.90%      0.00%      26.62%

12/31/02      330,561     $10.317788    $ 3,411    0.90%      0.00%     -49.19%

12/31/01      402,638     $16.294076    $ 6,561    0.90%      0.00%     -23.58%

12/31/00      530,109     $20.179950    $10,698    0.90%      1.81%     -15.42%




Seligman Growth Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       82,272     $10.893686    $   896    0.90%      0.00%       3.43%

12/31/03       82,511     $10.709095    $   884    0.90%      0.00%      26.41%

12/31/02       91,868     $ 8.243383    $   757    0.90%      0.00%     -48.41%

12/31/01       94,003     $13.009608    $ 1,223    0.90%      0.00%     -23.48%

12/31/00      100,436     $16.274205    $ 1,635    0.90%      1.84%     -15.87%

Oppenheimer Multiple Strategies Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       75,940     $11.097907    $   843    0.90%      0.96%       1.41%

12/31/03       76,915     $11.021400    $   848    0.90%      1.46%      20.79%

12/31/02       83,424     $ 8.973847    $   749    0.90%      2.51%     -12.59%

12/31/01       92,862     $10.149830    $   943    0.90%      2.93%       0.75%

12/31/00       98,166     $10.069363    $   988    0.90%      3.60%       5.60%




Oppenheimer Multiple Strategies Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       11,053     $10.871657    $   120    0.90%      0.94%       1.81%

12/31/03       11,894     $10.795211    $   128    0.90%      1.48%      20.96%

12/31/02       12,478     $ 8.790083    $   110    0.90%      2.18%      -9.29%

12/31/01       30,053     $ 9.922350    $   298    0.90%      3.40%       3.56%

12/31/00       15,649     $ 9.845995    $   154    0.90%      3.65%       5.82%

Delaware Group Decatur Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04      252,409     $28.752576    $ 7,257    0.90%      0.69%       5.04%

12/31/03      258,523     $28.043594    $ 7,250    0.90%      1.40%      24.28%

12/31/02      302,674     $22.158956    $ 6,707    0.90%      0.79%     -22.64%

12/31/01      311,489     $27.608719    $ 8,600    0.90%      1.37%      -4.96%

12/31/00      349,431     $28.979969    $10,126    0.90%      2.27%       5.73%




Delaware Group Decatur Fund, Inc.
Non-Qualified

                                Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       67,117     $28.028752    $ 1,881    0.90%      0.69%       5.05%

12/31/03       68,792     $27.337331    $ 1,881    0.90%      1.39%      23.97%

12/31/02       85,013     $21.597349    $ 1,836    0.90%      0.78%     -21.90%

12/31/01      105,419     $26.846793    $ 2,830    0.90%      1.35%      -5.16%

12/31/00      122,338     $28.160902    $ 3,445    0.90%      2.22%       8.08%

Windsor Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04      186,046     $27.489703    $ 5,114    0.90%      1.29%       6.08%

12/31/03      198,843     $26.696574    $ 5,308    0.90%      1.16%      31.51%

12/31/02      230,218     $19.657215    $ 4,525    0.90%      1.26%     -26.94%

12/31/01      241,843     $25.512982    $ 6,170    0.90%      1.78%       4.03%

12/31/00      295,312     $24.350103    $ 7,191    0.90%      1.67%      12.97%




Windsor Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       67,802     $24.262742    $ 1,645    0.90%      1.33%       6.00%

12/31/03       68,905     $23.559337    $ 1,623    0.90%      1.22%      31.76%

12/31/02       69,139     $17.349156    $ 1,200    0.90%      1.26%     -26.70%

12/31/01       69,705     $22.549947    $ 1,572    0.90%      1.87%       4.33%

12/31/00       72,380     $21.520878    $ 1,558    0.90%      1.54%      13.57%

Dreyfus Third Century Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04      259,261     $22.411879    $ 5,811    0.90%      0.00%       4.44%

12/31/03      270,116     $21.930925    $ 5,924    0.90%      0.00%      22.65%

12/31/02      285,105     $17.579168    $ 5,012    0.90%      0.00%     -36.21%

12/31/01      306,565     $25.110083    $ 7,698    0.90%      0.00%     -28.93%

12/31/00      333,848     $33.214232    $11,089    0.90%      0.55%     -14.04%




Dreyfus Third Century Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04        4,071     $19.715527    $    80    0.90%      0.00%       4.35%

12/31/03        4,084     $19.293271    $    79    0.90%      0.00%      22.75%

12/31/02        4,111     $15.464265    $    64    0.90%      0.00%     -34.91%

12/31/01        9,447     $22.087602    $   209    0.90%      0.00%     -30.75%

12/31/00       12,125     $29.218199    $   354    0.90%      0.56%     -13.70%

Windsor Fund B
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       80,724     $31.284815    $ 2,525    0.90%      1.34%       5.92%

12/31/03       80,817     $30.378829    $ 2,455    0.90%      1.16%      30.56%

12/31/02      100,238     $22.466369    $ 2,252    0.90%      1.24%     -26.98%

12/31/01      107,258     $29.190397    $ 3,131    0.90%      1.87%       4.48%

12/31/00      113,361     $27.883833    $ 3,161    0.90%      1.64%      12.36%




Windsor Fund B
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       35,571     $31.970596    $ 1,137    0.90%      1.34%       5.93%

12/31/03       35,607     $31.043724    $ 1,105    0.90%      1.22%      31.79%

12/31/02       35,684     $22.860602    $   816    0.90%      1.26%     -26.71%

12/31/01       35,765     $29.668818    $ 1,061    0.90%      1.90%       4.63%

12/31/00       35,851     $28.315507    $ 1,015    0.90%      1.38%      12.04%

AIM High Yield Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       37,524     $ 5.710874    $   214    0.90%      7.75%       2.24%

12/31/03       38,072     $ 5.648343    $   215    0.90%      8.66%      25.51%

12/31/02       38,750     $ 4.377542    $   170    0.90%     11.31%     -12.32%

12/31/01       36,327     $ 4.921908    $   179    0.90%     12.38%      -4.38%

12/31/00       49,041     $ 5.141004    $   252    0.90%     12.00%     -26.06%





AIM High Yield Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/04       47,220     $ 5.814419    $   275    0.90%      7.76%       2.22%

12/31/03       47,613     $ 5.750833    $   274    0.90%      8.66%      25.51%

12/31/02       48,424     $ 4.457411    $   216    0.90%     11.31%     -11.59%

12/31/01       49,262     $ 4.979910    $   245    0.90%     12.38%      -3.95%

12/31/00      116,052     $ 5.211873    $   605    0.90%     11.95%     -25.49%